Financial Risk Management - Schedule of Credit Quality of the Group’s Financial Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Gross Carrying Amounts [Member]
Financial Risk Management [Line Items]
Trade receivables	$ 1,199,983	$ 623,161
Other receivables (exclude prepayments and VAT refundable)	71,031	106,353
Amounts due from related parties, net	1,053,708	2,053,318
Loans to related parties, net	4,291,215	4,001,174
Cash and bank balances	102,697	235,348
Loss Allowance [Member]
Financial Risk Management [Line Items]
Trade receivables	(10,079)	(10,079)
Other receivables (exclude prepayments and VAT refundable)
Amounts due from related parties, net
Loans to related parties, net
Cash and bank balances
Financial assets	(10,079)	(10,079)
Net Carrying Amount [Member]
Financial Risk Management [Line Items]
Trade receivables	1,189,904	613,082
Other receivables (exclude prepayments and VAT refundable)	71,031	106,353
Amounts due from related parties, net	1,053,708	2,053,318
Loans to related parties, net	4,291,215	4,001,174
Cash and bank balances	$ 102,697	$ 235,348